1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Earnings per Share Information (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Earnings per Share Information:	Earnings per Share Information: The Company has no contingently issuable common shares, thus basic and diluted earnings per share amounts are the same.